The Company and Nature of Operations (Changyou's Business) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization and Nature of Operations [Line Items]
Revenues	$ 600,672	$ 733,872	$ 835,576
TLBB PC [Member]
Organization and Nature of Operations [Line Items]
Revenues	321,400
Legacy TLBB Mobile [Member]
Organization and Nature of Operations [Line Items]
Revenues	$ 55,400
Product Risk [Member] | Total revenues [Member] | TLBB PC [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	53.00%
Product Risk [Member] | Total revenues [Member] | Legacy TLBB Mobile [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	9.00%
Changyou [Member] | Product Risk [Member] | Online game revenues [Member] | TLBB PC [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	67.00%
Changyou [Member] | Product Risk [Member] | Online game revenues [Member] | Legacy TLBB Mobile [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	12.00%
Changyou [Member] | Product Risk [Member] | Total revenues [Member] | TLBB PC [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	66.00%
Changyou [Member] | Product Risk [Member] | Total revenues [Member] | Legacy TLBB Mobile [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	11.00%